As filed with the Securities and Exchange Commission on October 31, 2025

REGISTRATION NO. 033-63560 and 811-7762

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 127

AND/OR
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 129

(CHECK APPROPRIATE BOX OR BOXES)

FIRST EAGLE FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3300

SHEELYN MICHAEL

FIRST EAGLE FUNDS

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

NATHAN J. GREENE, ESQ.
SIDLEY AUSTIN LLP
787 SEVENTH AVENUE
NEW YORK, NY 10019

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on November 19, 2025 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 116, as it relates to First Eagle Core Plus Municipal Fund, a series of the Registrant, until November 19, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 116 under the Securities Act of 1933, as it relates to First Eagle Core Plus Municipal Fund, filed on December 27, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 31st day of October, 2025.

FIRST EAGLE FUNDS

By:	/s/ MEHDI MAHMUD
MEHDI MAHMUD PRESIDENT (AND IN THE CAPACITY OF PRINCIPAL EXECUTIVE OFFICER)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	October 31, 2025
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	October 31, 2025
(JOHN P. ARNHOLD)

/s/ CANDACE K. BEINECKE*	Trustee	October 31, 2025
(CANDACE K. BEINECKE)

/s/ PETER W. DAVIDSON*	Trustee	October 31, 2025
(PETER W. DAVIDSON)

/s/ JEAN D. HAMILTON*	Trustee	October 31, 2025
(JEAN D. HAMILTON)

/s/ WILLIAM M. KELLY*	Trustee	October 31, 2025
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	October 31, 2025
(PAUL J. LAWLER)

/s/ MANDAKINI PURI*	Trustee	October 31, 2025
(MANDAKINI PURI)

/s/ SCOTT SLEYSTER*	Trustee	October 31, 2025
(SCOTT SLEYSTER)

/s/ MEHDI MAHMUD	Trustee (and in the capacity of Principal	October 31, 2025
(MEHDI MAHMUD)	Executive Officer)

/s/ BRANDON WEBSTER	Chief Financial Officer (and in the capacity of	October 31, 2025
(BRANDON WEBSTER)	Principal Financial Officer and Principal Accounting Officer)

*By:	/s/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney